Pension and Postretirement Benefit Plans and Defined Contribution Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Defined contribution plan, cost recognized	$ 659	$ 622	$ 380